SEGMENT INFORMATION, GEOGRAPHICAL DATA AND MAJOR CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION, GEOGRAPHICAL DATA AND MAJOR CUSTOMERS

(13) SEGMENT AND GEOGRAPHIC DISTRIBUTION OF OPERATIONS

During the quarter ended March 31, 2018, the company’s Africa/Europe segment was split as a result of management realignment such that the company’s operations in Europe and Mediterranean Sea regions and the company’s West African regions are now separately reported segments. As such, the company now discloses these new segments as Europe/Mediterranean Sea and West Africa, respectively. The company’s Americas and Middle East/Asia Pacific segments are not affected by this change. This new segment alignment is consistent with how the company’s chief operating decision maker reviews operating results for the purposes of allocating resources and assessing performance. Prior year amounts have been recast to conform to the new segment alignment.

The following table provides a comparison of segment revenues, vessel operating profit (loss), depreciation and amortization, and additions to properties and equipment for the quarters and six month periods ended June 30, 2018 and 2017. Vessel revenues and operating costs relate to vessels owned and operated by the company while other operating revenues relate to brokered vessels and other miscellaneous marine-related businesses.

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Revenues:
Vessel revenues:
Americas	$32,601	31,887	58,682	112,420
Middle East/Asia Pacific	22,406	27,766	40,794	54,444
Europe/Mediterranean Sea	13,357	11,031	22,980	21,197
West Africa	35,810	41,573	69,212	81,101

	104,174	112,257	191,668	269,162
Other operating revenues (A)	1,427	2,849	5,426	6,693

	$105,601	115,106	197,094	275,855

Vessel operating profit (loss):
Americas	$5,681	(15,699)	10,592	14,919
Middle East/Asia Pacific	625	(1,316)	(1,628)	(7,480)
Europe/Mediterranean Sea	(1,142)	(10,163)	(4,696)	(17,265)
West Africa	1,705	(2,774)	(48)	(8,127)

	6,869	(29,952)	4,220	(17,953)
Other operating profit (loss)	778	55	2,284	(170)

	7,647	(29,897)	6,504	(18,123)
Corporate general and administrative expenses	(7,810)	(14,702)	(14,494)	(36,459)
Corporate depreciation	(100)	(541)	(200)	(1,105)

Corporate expenses	(7,910)	(15,243)	(14,694)	(37,564)
Gain on asset dispositions, net	1,338	3,189	3,257	9,253
Asset impairments (B)	(1,215)	(163,423)	(7,401)	(228,280)

Operating loss	$(140)	(205,374)	(12,334)	(274,714)

Foreign exchange loss	(1,002)	(1,157)	(1,350)	(493)
Equity in net earnings (losses) of unconsolidated companies	390	4,517	(15,049)	7,358
Interest income and other, net	2,914	1,680	2,786	3,268
Reorganization items	—	(313,176)	—	(313,176)
Interest and other debt costs, net	(7,547)	(10,605)	(15,146)	(31,613)

Loss before income taxes	$(5,385)	(524,115)	(41,093)	(609,370)

Depreciation and amortization:
Americas	$3,530	10,748	6,843	22,045
Middle East/Asia Pacific	2,844	7,746	5,613	16,245
Europe/Mediterranean Sea	2,239	6,803	4,043	13,364
West Africa	4,067	9,595	8,093	19,411

	12,680	34,892	24,592	71,065
Other	5	854	10	1,709
Corporate	100	541	200	1,105

	$12,785	36,287	24,802	73,879

Additions to properties and equipment:
Americas	$1,230	27	2,267	27
Middle East/Asia Pacific	1,073	648	1,496	1,673
Europe/Mediterranean Sea	135	—	135	—
West Africa	—	274	1	368

	2,438	949	3,899	2,068
Other	—	—	—	—
Corporate (C)	1,659	678	1,876	7,632

	$4,097	1,627	5,775	9,700

(A)

Included in other operating revenues for the quarter and six months ended June 30, 2017, were $0.5 million and $0.8 million, respectively, of revenues related to the company’s subsea business. The eight ROVs representing substantially all of the company’s subsea assets were sold in December 2017.

(B)	Refer to Note (14) for additional information regarding asset impairment.
(C)	Included in Corporate are additions to properties and equipment relating to a vessel under construction which has not yet been assigned to a non-corporate reporting segment as of the dates presented.

The following table provides a comparison of total assets at June 30, 2018 and December 31, 2017:

(In thousands)	June 30, 2018	December 31, 2017
Total assets (A):
Americas (B)	$310,121	164,958
Middle East/Asia Pacific	215,105	48,268
Europe/Mediterranean Sea	167,695	171,157
West Africa (C)	486,333	864,299

	1,179,254	1,248,682
Other	363	2,443

	1,179,617	1,251,125
Investments in, at equity, and advances to unconsolidated companies	1,335	29,216

	1,180,953	1,280,341
Corporate (D)	462,589	465,839

	$1,643,542	1,746,180

(A)	The company’s segment level assets as of June 30, 2018, reflect the elimination of certain intersegment balances.
(B)	Americas segment assets include cash held by non-corporate subsidiaries of $94.6 million and 95.1 million, as of June 30, 2018 and December 31, 2017, respectively.
(C)	West Africa segment assets include due from related parties of $197.1 million and $263.7 million as of June 30, 2018 and December 31, 2017, respectively.
(D)

Corporate includes cash (including restricted cash) of $353.2 million and $336.4 million as of June 30, 2018 and December 31. 2017, respectively. Also included in Corporate is a vessel under construction which has not yet been assigned to a non-corporate reporting segment. A vessel’s construction costs are reported in Corporate until the earlier of the date the vessel is assigned to a non-corporate reporting segment or the date it is delivered. At June 30, 2018 and December 31, 2017, $11.2 million and $9.3 million, respectively, of vessel construction costs are included in Corporate.

The following table compares revenue by segment, and in total for the worldwide fleet, along with the respective percentage of total vessel revenue for the quarters and six month periods ended June 30, 2018 (Successor) and June 30, 2017 (Predecessor):

	Successor		Predecessor		Successor		Predecessor
	Quarter Ended June 30, 2018		Quarter Ended June 30, 2017		Six Months Ended June 30, 2018		Six Months Ended June 30, 2017
Vessel revenue by vessel class (In thousands)	% of Vessel Revenue		% of Vessel Revenue		% of Vessel Revenue		% of Vessel Revenue
Americas fleet:
Deepwater	$22,661	22%	17,313	15%	$38,866	20%	80,144	30%
Towing-supply	7,560	7%	11,274	10%	14,406	8%	26,012	10%
Other	2,380	2%	3,300	3%	5,410	3%	6,264	2%
Total	$32,601	31%	31,887	28%	$58,682	31%	112,420	42%
Middle East/Asia Pacific fleet:
Deepwater	$9,603	9%	10,701	10%	$19,167	10%	20,134	7%
Towing-supply	12,783	12%	17,065	15%	21,607	11%	34,310	13%
Other	20	<1%	—	—	20	<1%	—	—
Total	$22,406	21%	27,766	25%	$40,794	21%	54,444	20%
Europe/Mediterranean Sea fleet:
Deepwater	$12,596	12%	8,237	8%	$21,616	11%	18,090	7%
Towing-supply	761	1%	2,794	2%	1,364	1%	3,116	1%
Other	—	—	—	—	—	—	(9)	(<1%)
Total	$13,357	13%	11,031	10%	$22,980	12%	21,197	8%
West Africa fleet:
Deepwater	$14,314	14%	13,921	12%	$28,252	15%	27,100	10%
Towing-supply	17,321	17%	24,225	22%	33,460	17%	46,697	17%
Other	4,175	4%	3,427	3%	7,500	4%	7,304	3%
Total	$35,810	35%	41,573	37%	$69,212	36%	81,101	30%
Worldwide fleet:
Deepwater	$59,174	57%	50,172	45%	$107,901	56%	145,468	54%
Towing-supply	38,425	37%	55,358	49%	70,837	37%	110,135	41%
Other	6,575	6%	6,727	6%	12,930	7%	13,559	5%
Total	$104,174	100%	112,257	100%	$191,668	100%	269,162	100%

(17) SEGMENT INFORMATION, GEOGRAPHICAL DATA AND MAJOR CUSTOMERS

The company follows the disclosure requirements of ASC 280, Segment Reporting. Operating business segments are defined as a component of an enterprise for which separate financial information is available and is evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Amounts in these financial statements have been recast from the original financial statements included in the company’s Transition Report on Form 10-KT filed on March 15, 2018 to provide comparative information which conforms with the company’s current segment alignment. During calendar year 2018 the company’s Africa/Europe segment was split as a result of management realignment such that the company’s operations in Europe and Mediterranean Sea regions and the company’s West Africa regions are now separately reported segments. As such, the company now discloses these new segments as Europe/Mediterranean Sea and West Africa, respectively. The company’s Americas and Middle East/Asia Pacific segments are not affected by this change. This new segment alignment is consistent with how the company’s chief operating decision maker reviews operating results for the purposes of allocating resources and assessing performance. Prior year amounts have also been recast to conform to the new segment alignment.

The following table provides a comparison of revenues, vessel operating profit, depreciation and amortization, and additions to properties and equipment. Vessel revenues and operating costs relate to vessels owned and operated by the company while other operating revenues relate to the activities of the company’s shipyards, brokered vessels and other miscellaneous marine-related businesses.

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Revenues:
Vessel revenues:
Americas	$45,784	40,848	239,843
Middle East/Asia Pacific	39,845	36,313	114,618
Europe/Mediterranean Sea	19,895	15,466	42,667
West Africa	66,360	53,970	186,688

	171,884	146,597	583,816
Other operating revenues	6,869	4,772	17,795

	$178,753	151,369	601,611

Vessel operating profit (loss):
Americas	$(1,599)	(22,549)	18,873
Middle East/Asia Pacific	451	(1,434)	(25,310)
Europe/Mediterranean Sea	(1,497)	(12,680)	(26,733)
West Africa	2,308	(8,828)	(24,662)

	(337)	(45,491)	(57,832)
Other operating profit (loss)	1,614	876	(1,548)

	1,277	(44,615)	(59,380)
Corporate general and administrative expenses (A)	(14,823)	(17,542)	(55,389)
Corporate depreciation	(166)	(704)	(2,456)

Corporate expenses	(14,989)	(18,246)	(57,845)

Gain on asset dispositions, net	6,616	3,561	24,099
Asset impairments	(16,777)	(184,748)	(484,727)

Operating loss	(23,873)	(244,048)	(577,853)

Foreign exchange loss	(407)	(3,181)	(1,638)
Equity in net earnings of unconsolidated companies	2,130	4,786	5,710
Interest income and other, net	2,771	2,384	5,193
Reorganization items	(4,299)	(1,396,905)	—
Interest and other debt costs	(13,009)	(11,179)	(75,026)

Loss before income taxes	$(36,687)	(1,648,143)	(643,614)

Depreciation and amortization:
Americas	$5,767	13,945	48,814
Middle East/Asia Pacific	4,716	9,967	40,849
Europe/Mediterranean Sea	2,794	9,060	26,538
West Africa	6,067	12,632	44,204

	19,344	45,604	160,405
Other	827	1,139	4,430
Corporate	166	704	2,456

	$20,337	47,447	167,291

Additions to properties and equipment:
Americas	$144	27	93
Middle East/Asia Pacific	2,596	1,042	1,612
Europe/Mediterranean Sea	—	—	—
West Africa	195	375	743

	2,935	1,444	2,448
Corporate	6,899	821	28,099

	$9,834	2,265	30,547

Total assets (B):
Americas	$164,958	714,891	779,778
Middle East/Asia Pacific	48,268	424,896	583,385
Europe/Mediterranean Sea	171,157	597,819	588,519
West Africa	864,299	1,277,552	1,308,836

	1,248,682	3,015,158	3,260,518
Other	2,443	20,392	21,580

	1,251,125	3,035,550	3,282,098
Investments in and advances to unconsolidated companies	29,216	49,367	45,115

	1,280,341	3,084,917	3,327,213
Corporate (C)	465,839	799,752	863,486

	$1,746,180	3,884,669	4,190,699

(A)

Restructuring-related professional services costs for the five month period from August 1, 2017 through December 31, 2017 are included in reorganization items. Included in corporate general and administrative expenses for the period four month period April 1, 2017 through July 31, 2017 (Predecessor) and year ended March 31, 2017 (Predecessor) were $6.7 million and $29 million of restructuring-related professional service costs, respectively.

(B)

Marine support services are conducted worldwide with assets that are highly mobile. Revenues are principally derived from offshore service vessels, which regularly and routinely move from one operating area to another, often to and from offshore operating areas in different continents. Because of this asset mobility, revenues and long-lived assets attributable to the company’s international marine operations in any one country are not material.

(C)

Included in Corporate are vessels currently under construction which had not yet been assigned to a non-corporate reporting segment. The vessel construction costs will be reported in Corporate until the earlier of the vessels being assigned to a non-corporate reporting segment or the vessels’ delivery. At December 31, 2017 (Successor), July 31, 2017 (Predecessor) and March 31, 2017 (Predecessor), was $9.3 million, $47.5 million and $52.4 million, respectively, of vessel construction costs were included in Corporate.

The following table discloses the amount of revenue by segment, and in total for the worldwide fleet, along with the respective percentage of total vessel revenue:

	Successor		Predecessor
	Period from August 1, 2017 through December 31, 2017		Period from April 1, 2017 through July 31, 2017		Year Ended March 31, 2017
Revenue by vessel class: (In thousands):		% of Vessel Revenue		% of Vessel Revenue		% of Vessel Revenue
Americas fleet:
Deepwater	$26,860	16%	21,617	15%	171,334	29%
Towing-supply	13,835	8%	15,021	10%	56,561	10%
Other	5,089	3%	4,210	3%	11,948	2%
Total	$45,784	27%	40,848	28%	239,843	41%
Middle East/Asia Pacific fleet:
Deepwater	$14,792	9%	13,368	9%	35,526	6%
Towing-supply	25,053	14%	22,945	16%	79,092	13%
Other	—	—	—	—	—	—
Total	$39,845	23%	36,313	25%	114,618	19%
Europe/Mediterranean Sea fleet:
Deepwater	$18,204	10%	11,620	8%	39,492	7%
Towing-supply	1,691	1%	3,846	3%	2,659	1%
Other	—	—	—	—	516	<1%
Total	$19,895	11%	15,466	11%	42,667	8%
West Africa fleet:
Deepwater	$24,131	13%	18,126	12%	62,882	11%
Towing-supply	33,806	20%	31,297	21%	100,073	17%
Other	8,423	5%	4,547	3%	23,733	4%
Total	$66,360	39%	53,970	36%	186,688	32%
Worldwide fleet:
Deepwater	$83,987	49%	64,731	44%	309,234	53%
Towing-supply	74,385	43%	73,109	50%	238,385	41%
Other	13,512	8%	8,757	6%	36,197	6%
Total	$171,884	100%	146,597	100%	583,816	100%

The following table discloses our customers that accounted for 10% or more of total revenues:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Chevron Corporation	17.4%	17.5%	16.3%
Freeport McMoRan (A)	—	—	11.3%
Saudi Aramco	10.1%	11.7%	10.0%

(A)	A significant portion of this customer’s year ended March 31, 2017 revenue was the result of the early termination of a long-term vessel charter contract.